SCHEDULE OF SIGNIFICANT ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility	51.30%	55.50%
Risk-free interest rate	0.30%	0.02%
Dividend yield	0.00%	0.00%
Excercise term	10 years	10 years